Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income/(loss)	$ (60,140)	$ 1,136
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Provision (Reversal)for credit losses	2,654	(3,694)
Depreciation and amortization	1,813	2,840
Amortization of right-of-use assets	392	350
Share-based compensation of subsidiary	745	776
Share-based compensation of the Group	62,040
Deferred income tax benefit	(750)	(207)
Fair value income from short-term investments	(493)	(323)
Financing expense related to issuance of GEM Warrants	303
Property and equipment written off	12
Interest expense	146
Changes in operating assets and liabilities:
Accounts receivable	(24,689)	10,353
Prepaid expenses and other current assets	(7,492)	(38,757)
Accounts payable	26,277	7,647
Deferred revenue	(1,029)	497
Accrued expenses and other current liabilities	(2,458)	(787)
Tax payable	365	(202)
Operating lease liabilities	(321)	(321)
Amount due to a related party		167
Net cash used in operating activities	(2,625)	(20,525)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of software and equipment	(245)	(577)
Purchase of short-term investment	(20,603)
Proceeds from the redemption of short-term investment	21,283	4,784
Purchase of other non-current assets	(7,725)	(3,310)
Net cash provided by/(used in) investing activities	(7,290)	897
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term loan	56,979	68,271
Repayments of short-term loan	(56,771)	(53,418)
Cash required on reverse recapitalization		(482)
Proceeds from Private Placement		21,737
Payment for offering cost related to Business Combination		(623)
Net cash provided by financing activities	208	35,485
Effect of exchange rate changes	(159)	(1,661)
Net change in cash and restricted cash	(9,866)	14,196
Cash and restricted cash, beginning of the period	33,595	23,917
Cash and restricted cash, end of the period	23,729	38,113
Reconciliation of cash and restricted cash to the consolidated balance sheets:
Cash	20,886	35,460
Restricted cash	2,843	2,653
Total cash and restricted cash	23,729	38,113
Supplemental disclosures of cash flow information:
Income tax paid	535	1,128
Interest expense paid	1,872	1,704
Supplemental disclosures of non-cash activities:
Obtaining right-of-use assets in exchange for operating lease liabilities	$ 88	$ 1,552